Investment Strategy - Pinnacle Focused Opportunities ETF	Mar. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in a focused portfolio of U.S. equity securities. The Fund’s investment sub-adviser, Pinnacle Family Advisors, LLC (“Pinnacle” or the “Sub-Adviser”), will typically seek full equity exposure during periods of market strength and will seek to identify periods of market stress and to mitigate risk during these periods by increasing the portfolio’s exposure to U.S. Treasury securities, cash, cash equivalents, or bond index ETFs.

Pinnacle manages the Fund’s portfolio based on its proprietary model. The Fund’s initial universe of stocks is comprised of the largest 1,000 U.S. equity securities listed on major U.S. stock exchanges. As of the date of this prospectus, the market capitalization range for the initial universe of securities is between approximately $4.5 billion and $3.5 trillion. To be eligible for inclusion in the Fund’s portfolio, stocks must also have a closing price of at least $1, with a free-float (shares publicly available for purchase on the stock market) of at least five percent of the shares outstanding. The Fund’s portfolio excludes certain equity securities, such as limited partnerships, closed-end investment companies, and warrants. The complete list of excluded security types is set forth under “Excluded Securities” in the “Additional Information about the Fund” section of the Prospectus.

Pinnacle uses its monthly stock selection model to identify 30 stocks to include in the model (as described below). In addition, Pinnacle uses two separate Market Risk Algorithms to identify whether there are positive or negative market signals which may impact the composition of the Fund’s portfolio. On the first trading day of each month (or more frequently intra-month if a market signal changes), Pinnacle will recommend that the Fund’s portfolio be reconstituted based on whether the Algorithms both show market signals as positive, one as positive and one as negative, or both as negative.

Fund Portfolio Positioning:

●	If both market signals are positive, the Fund’s portfolio will be comprised of the top 30 stocks (selected as described below).

●	If one market signal is positive (and the other is negative), the Fund’s portfolio will be comprised of 25% U.S. Treasury securities, cash, cash equivalents, or bond index ETFs. The remaining 75% will be comprised of the top 30 stocks (selected as described below); or

●	If both market signals are negative, the Fund’s portfolio will be comprised of 50% U.S. Treasury securities, cash, cash equivalents, or bond index ETFs. The remaining 50% will be comprised of the top 30 stocks (selected as described below).

The Fund’s U.S. Treasury securities will include T-Bills (Treasury Bills) and Treasury notes. The Fund’s bond index ETF holdings will include short term Treasury bill ETFs and intermediate term Treasury note ETFs.

Top 30 Stock Selection Model:

Pinnacle uses its monthly stock selection model to identify the stocks that the model scores highest based on the following factors:

●	Momentum – The model measures the stock’s current price compared to its previous price over a specific period.

●	Relative Strength – The model measures the stock’s rate of change (velocity) and the magnitude of the stock’s recent price changes compared to its peers in the initial universe over the last 200-day period.

●	Earnings Revisions – The model considers whether stock analysts have recently revised their estimates of a company’s earnings.

Each stock in the initial universe is scored based on the foregoing factors. That is, Pinnacle employs its monthly stock selection model to assign each stock with a score for each of Momentum, Relative Strength, and Earnings Revisions. Each score is weighted equally (i.e., a one-third weighting), and then combined into a single aggregate score for each company. The 30 companies with the highest aggregate scores are then included in the Fund’s portfolio.

The Fund’s portfolio allocation weighting among the 30 selected stocks differs depending on each stock’s overall model score. Each of the top 10 stock selections by model score receive a 4.25% weight in the Fund’s portfolio, each of the next 10 stock selections by model score receive a 3.25% weight in the Fund’s portfolio, and each of the final 10 stock selections receive a weight of 2.5% in the Fund’s portfolio.

Market Signals:

First Pinnacle Market Risk Algorithm:

The first Pinnacle Market Risk Algorithm makes three separate measurements. Each measurement considers the relative strength of a cash-like investment (earning a risk-free rate of return) versus that of one of three broad-based U.S. equity indices. The algorithm uses Treasury bills with 13-week maturities as a proxy for the cash-like investment.

The market signal produced by the three measurements works as follows. Note that a positive signal indicates normal equity market conditions. In contrast, a negative signal indicates the equity markets are subject to higher risks.

Results of Cash/Index Measurements	First Pinnacle Market Risk Signal
All three are positive	Positive
Two are positive	Positive
Two are negative	Negative*
All three are negative	Negative

* However, there is one instance where even though two measurements were negative, the signal would be positive. That would occur if immediately prior, all three Cash/Index measurements were negative, and then one turned positive. In that unique case, the First Pinnacle Market Risk Signal would be Positive.

Second Pinnacle Market Risk Algorithm:

The second Pinnacle Market Risk Algorithm performs separate measurements of specific technical attributes of three separate broad-based U.S. equity indices. That is, for each index measurement, the algorithm measures the rate of change, relative strength, and moving averages of the particular index over various periods (e.g., 30, 60, and 90 days).

●	Rate of change is a momentum-based technical indicator that measures the percentage change in price between the current price and the price at the prior period.

●	Relative strength is a momentum indicator that measures the speed and magnitude of a market’s recent price changes to evaluate overvalued or undervalued conditions in the market’s price.

●	Moving averages are used to help smooth out price data by creating a constantly updated average price. A rising moving average indicates that the security is in an uptrend, while a declining moving average indicates a downtrend.

The market signal produced by the three technical index measurements work together as follows. Note that a positive signal indicates normal equity market conditions. In contrast, a negative signal indicates the equity markets are subject to higher risks.

Results of Technical Analysis	Second Pinnacle Market Risk Signal
Two or three index measurement results indicate relative strength in the stock markets	Positive
Two or three index measurement results indicate poor relative strength in the stock markets	Negative

The Fund’s portfolio turnover rate may be high.